NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Nature Of Operations [Abstract]
Cash	$ 3,067,983	$ 6,237,182
Working capital (deficit)	(4,444,076)
Accumulated deficit	$ (68,510,333)	$ (79,426,484)